Other payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule Other Payables
Other payables as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Salaries and wages	5,412	5,085
Social security contributions	4,289	6,901
Vacation accrual	3,889	6,408
Withholding taxes on payroll and on others	2,059	2,379
Other accounts payable	6,400	6,141

Total	22,049	26,914